Quarterly Report
January 31, 2025
MFS®  Lifetime®  2025 Fund
L25-Q3

Portfolio of Investments
1/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 68.6%
MFS Emerging Markets Debt Fund - Class R6	341,467	$4,114,673
MFS Emerging Markets Debt Local Currency Fund - Class R6	769,200	4,084,454
MFS Global Opportunistic Bond Fund - Class R6	3,117,532	25,345,538
MFS Government Securities Fund - Class R6	4,044,772	34,299,670
MFS High Income Fund - Class R6	2,638,883	8,206,926
MFS Inflation-Adjusted Bond Fund - Class R6	4,000,365	36,043,292
MFS Limited Maturity Fund - Class R6	11,540,501	67,396,524
MFS Total Return Bond Fund - Class R6	7,222,212	67,961,012
		$247,452,089
International Stock Funds – 5.4%
MFS Blended Research International Equity Fund - Class R6	726,443	$9,785,189
MFS International Growth Fund - Class R6	47,253	2,053,132
MFS International Intrinsic Value Fund - Class R6	54,101	2,053,127
MFS Research International Fund - Class R6	245,186	5,661,354
		$19,552,802
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	1,950,413	$7,216,529
MFS Global Real Estate Fund - Class R6	442,468	7,172,400
		$14,388,929
U.S. Stock Funds – 19.5%
MFS Blended Research Core Equity Fund - Class R6	168,120	$6,299,453
MFS Blended Research Growth Equity Fund - Class R6	242,438	6,276,728
MFS Blended Research Mid Cap Equity Fund - Class R6	758,882	11,284,569
MFS Blended Research Small Cap Equity Fund - Class R6	235,160	3,576,777
MFS Blended Research Value Equity Fund - Class R6	480,412	7,696,196
MFS Growth Fund - Class R6	29,683	6,290,947
MFS Mid Cap Growth Fund - Class R6	169,772	5,653,419
MFS Mid Cap Value Fund - Class R6	171,494	5,631,850
MFS New Discovery Fund - Class R6 (a)	54,852	1,794,219
MFS New Discovery Value Fund - Class R6	95,661	1,791,730
MFS Research Fund - Class R6	105,759	6,305,361
MFS Value Fund - Class R6	152,237	7,671,248
		$70,272,497
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.41% (v)	9,004,274	$9,006,075
Total Mutual Funds		$360,672,392

Other Assets, Less Liabilities – 0.0%		7,424
Net Assets – 100.0%		$360,679,816
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $360,672,392.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service.
The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the

Supplemental Information (unaudited) – continued
investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$360,672,392	$—	$—	$360,672,392
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended January 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,327,797	$941,918	$2,657,653	$745,464	$(58,073)	$6,299,453
MFS Blended Research Growth Equity Fund	7,305,242	870,976	3,422,838	1,452,761	70,587	6,276,728
MFS Blended Research International Equity Fund	11,302,319	1,108,854	3,393,841	627,581	140,276	9,785,189
MFS Blended Research Mid Cap Equity Fund	12,598,388	1,984,964	4,232,878	1,059,298	(125,203)	11,284,569
MFS Blended Research Small Cap Equity Fund	3,835,277	770,034	1,177,022	159,291	(10,803)	3,576,777
MFS Blended Research Value Equity Fund	8,792,175	1,279,366	2,518,941	593,385	(449,789)	7,696,196
MFS Commodity Strategy Fund	7,667,872	1,116,441	1,794,972	(265,110)	492,298	7,216,529
MFS Emerging Markets Debt Fund	5,007,364	299,674	1,321,874	(211,401)	340,910	4,114,673
MFS Emerging Markets Debt Local Currency Fund	4,988,572	412,661	1,305,843	(199,393)	188,457	4,084,454
MFS Global Opportunistic Bond Fund	27,164,495	1,714,405	4,362,544	(482,279)	1,311,461	25,345,538
MFS Global Real Estate Fund	7,631,272	1,247,445	2,079,563	112,866	260,380	7,172,400
MFS Government Securities Fund	36,046,954	3,605,976	6,042,960	(876,501)	1,566,201	34,299,670
MFS Growth Fund	7,286,028	1,307,839	3,135,642	1,582,389	(749,667)	6,290,947
MFS High Income Fund	10,015,561	556,527	2,651,199	(171,013)	457,050	8,206,926
MFS Inflation-Adjusted Bond Fund	38,266,718	3,645,817	6,236,858	(870,541)	1,238,156	36,043,292
MFS Institutional Money Market Portfolio	11,641,572	8,939,801	11,577,671	125	2,248	9,006,075
MFS International Growth Fund	2,475,045	277,683	881,886	252,317	(70,027)	2,053,132
MFS International Intrinsic Value Fund	2,469,943	386,823	772,221	128,882	(160,300)	2,053,127
MFS Limited Maturity Fund	66,538,982	6,854,923	7,404,701	(217,384)	1,624,704	67,396,524
MFS Mid Cap Growth Fund	6,278,821	750,351	1,992,674	818,198	(201,277)	5,653,419
MFS Mid Cap Value Fund	6,336,229	990,613	1,932,682	689,944	(452,254)	5,631,850
MFS New Discovery Fund	1,911,638	236,951	585,278	73,023	157,885	1,794,219
MFS New Discovery Value Fund	1,919,903	319,804	590,523	59,040	83,506	1,791,730
MFS Research Fund	7,318,848	929,221	2,510,541	807,901	(240,068)	6,305,361
MFS Research International Fund	6,337,042	671,621	1,585,976	264,235	(25,568)	5,661,354
MFS Total Return Bond Fund	69,361,327	6,860,642	10,037,800	(1,392,966)	3,169,809	67,961,012
MFS Value Fund	8,801,165	1,112,783	2,529,686	597,927	(310,941)	7,671,248
	$386,626,549	$49,194,113	$88,736,267	$5,338,039	$8,249,958	$360,672,392
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$154,963	$467,132
MFS Blended Research Growth Equity Fund	84,032	226,306
MFS Blended Research International Equity Fund	345,362	123,899

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Blended Research Mid Cap Equity Fund	$387,868	$722,213
MFS Blended Research Small Cap Equity Fund	58,047	196,394
MFS Blended Research Value Equity Fund	284,816	508,271
MFS Commodity Strategy Fund	251,312	—
MFS Emerging Markets Debt Fund	243,352	—
MFS Emerging Markets Debt Local Currency Fund	200,921	—
MFS Global Opportunistic Bond Fund	655,396	—
MFS Global Real Estate Fund	184,517	—
MFS Government Securities Fund	1,097,734	—
MFS Growth Fund	10,949	730,651
MFS High Income Fund	450,278	—
MFS Inflation-Adjusted Bond Fund	1,460,655	—
MFS Institutional Money Market Portfolio	415,042	—
MFS International Growth Fund	34,847	91,328
MFS International Intrinsic Value Fund	47,804	198,360
MFS Limited Maturity Fund	2,287,210	—
MFS Mid Cap Growth Fund	—	370,487
MFS Mid Cap Value Fund	103,856	455,318
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	52,076	60,132
MFS Research Fund	56,577	559,756
MFS Research International Fund	124,247	—
MFS Total Return Bond Fund	2,355,177	—
MFS Value Fund	126,529	534,251
	$11,473,567	$5,244,498
4